Condensed Consolidating Financial Statements Condensed Consolidating Financial Statements (Narrative) (Details) (USD $) In Billions, unless otherwise specified	Dec. 28, 2013
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Amount available under credit facility	$ 1.0